[LOGO] THE RESERVE FUNDS
       Founders of "America's First Money Fund" Est. 1970

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/ANNUAL 07/99


                             [LOGO]  THE
                                   RESERVE
                                    FUNDS
                                 Founders of
                         "America's First Money Fund"
                                  Est. 1970


                                 ANNUAL REPORT

                           RESERVE TAX-EXEMPT TRUST
                             NEW YORK TAX-EXEMPT FUND

                           RESERVE TAX-EXEMPT TRUST
                             CONNECTICUT TAX-EXEMPT FUND
                             FLORIDA TAX-EXEMPT FUND
                             MASSACHUSETTS TAX-EXEMPT FUND
                             MICHIGAN TAX-EXEMPT FUND
                             NEW JERSEY TAX-EXEMPT FUND
                             OHIO TAX-EXEMPT FUND
                             PENNSYLVANIA TAX-EXEMPT FUND

                                  MAY 31, 1999

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                               VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--99.1%                                                                            (NOTE 1)
------------  -----------------------------                                                                           -----------
 $ 2,000,000  Babylon UFSD TAN, 3.75%, 6/28/99..................................................................      $ 2,000,171
   2,420,000  Bleecker HDC Terrace Apt Project S85, 3.25%, 7/1/15 (a)...........................................        2,420,000
   3,500,000  Deer Park UFSD TAN, 4.00%, 6/25/99................................................................        3,500,890
   2,740,000  Greece CSD RAN, 4.00%, 6/25/99....................................................................        2,740,538
   3,200,000  Guilderland IDA for North Eastern Industrial Park Ser. 1993 A, 3.20%, 12/1/08 (a).................        3,200,000
   3,165,000  Hempstead Town GOB, 4.00%, 8/15/99................................................................        3,170,903
   4,400,000  Ithaca CSD RAN, 3.875%, 6/29/99...................................................................        4,400,618
   3,500,000  Jefferson IDA for Watertown Carthage Project, 3.75%, 12/1/12 (a)..................................        3,500,000
   2,000,000  Kendall CSD TAN, 4.00%, 6/30/99...................................................................        2,000,382
   3,000,000  Long Island Power Authority, NY Electric System SER 1, 3.25%, 5/1/33 (a)..........................        3,000,000
   1,060,000  Nassau County GOB, 4.50%, 9/1/99..................................................................        1,063,917
   4,000,000  New York City GOB Custodial Receipts Series A31, 3.40%, 7/2/00 (a)................................        4,000,000
     700,000  New York City GOB Series A4, 3.30%, 8/1/22 (a)....................................................          700,000
   6,000,000  New York City GOB Series A4, 3.30%, 8/1/23 (a)....................................................        6,000,000
   5,000,000  New York City GOB Series A7, 3.40%, 8/1/20 (a)....................................................        5,000,000
   1,000,000  New York City GOB Series A7, 3.40%, 8/1/21 (a)....................................................        1,000,000
   1,600,000  New York City GOB Series A8, 3.30%, 8/1/17 (a)....................................................        1,600,000
     500,000  New York City GOB Series B1, 3.30%, 8/15/22 (a)...................................................          500,000
   1,050,000  New York City GOB Series B4, 3.30%, 8/15/23 (a)...................................................        1,050,000
   7,600,000  New York City GOB Series B8, 3.05%, 8/15/24 (a)...................................................        7,600,000
     300,000  New York City GOB Series D, 3.05%, 2/1/20 (a).....................................................          300,000
   3,500,000  New York City GOB Series D, 3.15%, 2/1/22 (a).....................................................        3,500,000
   2,800,000  New York City GOB Series D, 3.20%, 2/1/21 (a).....................................................        2,800,000
   3,000,000  New York City GOB Series E3, 3.40%, 8/1/23 (a)....................................................        3,000,000
   2,700,000  New York City GOB Series E4, 3.40%, 8/1/21 (a)....................................................        2,700,000
   4,000,000  New York City GOB Series E4, 3.40%, 8/1/22 (a)....................................................        4,000,000
   1,800,000  New York City GOB Series E5, 3.40%, 8/1/10 (a)....................................................        1,800,000
   1,200,000  New York City GOB Series E5, 3.40%, 8/1/16 (a)....................................................        1,200,000
     800,000  New York City GOB Series E5, 3.40%, 8/1/18 (a)....................................................          800,000
   1,100,000  New York City GOB Series E6, 3.40%, 8/1/19 (a)....................................................        1,100,000
   1,750,000  New York City GOB Series F2, 3.25%, 2/15/12 (a)...................................................        1,750,000
   5,000,000  New York City GOB Series F5, 3.05%, 2/15/16 (a)...................................................        5,000,000
   3,500,000  New York City GOB Series J3, 3.15%, 2/15/16 (a)...................................................        3,500,000
   5,900,000  New York City HDC Multifamily Mtg. for James Tower Proj., 3.05%, 7/1/05 (a).......................        5,900,000
   5,000,000  New York City IDA for Childrens Oncology Society, 3.15%, 5/1/21(a)................................        5,000,000
     920,000  New York City IDA for Goodwill Project, 3.05%, 3/1/00.............................................          920,000
   1,500,000  New York City IDA for Stroheim & Romann, 3.10%, 12/1/15 (a).......................................        1,500,000
     966,000  New York City IDA American Civil Liberties, 3.05%, 6/1/12 (a).....................................          966,000
   1,570,000  New York City Municipal Water Finance Authority Series C, 3.30%, 6/15/22 (a)......................        1,570,000
     600,000  New York City Municipal Water Finance Authority Series C, 3.30%, 6/15/23 (a)......................          600,000
   1,000,000  New York State Dormitory Authority for Public Library Revenue Bonds Series 1992B,
               3.05%, 7/1/22 (a)................................................................................        1,000,000
   1,200,000  New York State Energy R & D Central Hudson Gas & Electric Corp., 3.10%, 6/1/27 (a)................        1,200,000
   1,200,000  New York State Energy R & D for Brooklyn Union Gas, 3.00%, 12/1/20 (a)............................        2,000,000
   1,700,000  New York State HFA for Mt. Sinai School, 3.25%, 11/1/14 (a).......................................        1,700,000
   7,300,000  New York State HFA for Hormandie Court Series 91, 3.00%, 5/15/15 (a)..............................        7,300,000
  11,200,000  New York State HFA Service Contract Rev. Bonds Series A, 3.05%, 3/15/27 (a).......................       11,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

  PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)--99.1%                                                                (NOTE 1)
------------  -----------------------------------------                                                              ------------
 $ 1,200,000  New York State Dormitory Auth. for Oxford University Press, 3.10%, 7/1/25 (a)....................      $  1,200,000

   9,220,000  New York State Local Government Assistance Corp., 1993A, 3.00%, 4/1/22 (a).......................         9,220,000

   3,900,000  New York State Local Government Assistance Corp., Series B, 3.00%, 4/1/25 (a)....................         3,900,000

   2,400,000  New York State Local Government Assistance Corp., Series C, 3.00%, 4/1/25 (a)....................         2,400,000

  10,000,000  New York State Medical Care Facilities Finance Agency for St. Lukes Hospital,
               7.45%, 2/15/29 (a)..............................................................................        10,492,195

   4,000,000  North Hempstead BAN, 3.50%, 10/28/99.............................................................         4,006,811

   1,100,000  Onondaga County IDR for Edgecomb Metals Project, 3.25%, 11/1/09 (a)..............................         1,100,000

   2,800,000  Onondaga County IDR for McLane Co. Project, 3.75%, 11/1/04 (a)...................................         2,800,000

   4,000,000  Riverhead CSD TAN, 3.75%, 6/25/99................................................................         4,000,277

   4,000,000  Suffolk County IDR for Target Rock Corporation Rev. Bonds, 3.15%, 2/1/07 (a).....................         4,000,000

   4,550,000  Syracuse IDA for General Accident Insurance Co. Project, 3.10%, 12/1/03 (a)......................         4,550,000

   1,300,000  Yonkers IDR for Civic Revenue Bonds for Consumers Union, 3.15%, 7/1/19 (a).......................         1,300,000

   4,500,000  Yonkers IDR for Consumers Union Facility, 3.15%, 7/1/21 (a)......................................         4,500,000
                                                                                                                     ------------

              TOTAL INVESTMENTS (COST $184,222,702)...................................................     99.1%      184,222,702

              OTHER ASSETS, LESS LIABILITIES..........................................................       .9         1,758,656
                                                                                                          -----      ------------

              NET ASSETS..............................................................................    100.0%     $185,981,358
                                                                                                          -----      ------------
                                                                                                          -----      ------------

              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 185,981,358 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.......................................                      $1.00
                                                                                                                            -----
                                                                                                                            -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND

                     SCHEDULE OF INVESTMENTS--MAY 31, 1999

 PRINCIPAL                                                                                                            VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--92.9%                                                                           (NOTE 1)
-----------  -----------------------------                                                                          ----------
 $1,400,000  Connecticut DAI for Allen Group Inc., 3.80%, 2/1/13 (a)...........................................     $1,400,000
    700,000  Connecticut DAI for Conco Medical Co. Project Series 85, 3.00%, 11/1/05 (a).......................        700,000
  1,700,000  Connecticut DAI for General Accident Insurance Co., 3.10%, 12/1/13 (a)............................      1,700,000
    462,000  Connecticut DAI for Regional YMCA Project, 3.30%, 6/1/08 (a)......................................        462,000
  4,165,000  Connecticut Development Authority Health Care Revenue Bonds for Independent Living Project, 3.10%,
              7/1/15 (a).......................................................................................      4,165,000
  1,400,000  Connecticut Development Authority PCR for Central Vermont Public Service, 3.55%, 12/1/15 (a)......      1,400,000
  1,400,000  Connecticut HEF for Housing Mortgage Finance Program Series G, 3.10%, 5/15/18 (a).................      1,400,000
  1,000,000  Connecticut HEF for Bradley Health Care Series B, 2.90%, 7/1/29 (a)...............................      1,000,000
  1,500,000  Connecticut HEF for Charlotte Hospital Series C, 2.90%, 7/1/13 (a)................................      1,500,000
    350,000  Connecticut HEF for Kingswood Oxford School Issue Ser. A, 3.30%, 2/1/09 (a).......................        350,000
    365,000  Connecticut HEF for New Haven Hosp RAW Ser E, 3.70%, 6/1/12 (a)...................................        365,000
  1,200,000  Connecticut HEF for Pomfret School Issue Series A, 3.20%, 7/1/24 (a)..............................      1,200,000
  1,000,000  Connecticut HEF for Sharon Hospital Series A, 3.10%, 7/1/27 (a)...................................      1,000,000
  4,500,000  Connecticut HEF for Yale University Series T, 3.25%, 7/1/29 (a)...................................      4,500,000
  1,500,000  Connecticut Special Asmt Unemployment Comp RAW Series C, 3.60%, 11/15/01 (a)......................      1,500,000
  2,010,000  Connecticut Special Tax Obligation RAW Series C, 6.80%, 12/1/09 (a)...............................      2,088,240
  1,900,000  Connecticut State GOB Economic Recovery Notes, 4.75%, 6/15/99.....................................      1,900,744
  4,980,000  Connecticut State GOB Series B, 3.25%, 5/15/14 (a)................................................      4,980,000
  1,000,000  Connecticut State GOB Series C, 3.50%, 10/15/99...................................................      1,001,817
    500,000  Connecticut State HEFA for Quinnipiac College Series B, 3.25%, 7/1/19 (a).........................        511,366
    500,000  Connecticut State HEFA for Yale Univ. Series T-1, 3.25%, 7/1/29 (a)...............................        500,000
  2,470,000  Connecticut State Special Tax Transportation Infrastructure Second Lien Revenue Bonds, 3.20%,
              12/1/10 (a)......................................................................................      2,470,000
  3,500,000  Hartford Redev. Agency MHR for Underwood Towers Project, 3.15%, 6/1/20 (a)........................      3,500,000
  3,000,000  New Britain BAN, 3.15%, 4/12/00...................................................................      3,003,247
  1,700,000  Puerto Rico Electric Power Authority, 3.10%, 7/1/22 (a)...........................................      1,700,000
  2,000,000  Puerto Rico Government Development Bank COP, 3.00%, 6/7/99........................................      2,000,000
    500,000  Puerto Rico Highway & Transportation Series A, 3.00%, 7/1/28 (a)..................................        500,000
  1,200,000  Puerto Rico Ind. Med. & Envir. RAW for Reynolds Metals, 3.60%, 9/1/13 (a).........................      1,200,000
    500,000  Shelton, Connecticut HFA for Crosby Commons Project, 3.10%, 1/1/31 (a)............................        500,000
  3,000,000  South Windsor, BAN. 2.89%, 3/22/00................................................................      3,000,339
                                                                                                                    ----------

              TOTAL INVESTMENTS (COST $51,497,753).....................................................     92.9%      51,497,753
              OTHER ASSETS, LESS LIABILITIES...........................................................      7.1        3,940,925
                                                                                                           -----      -----------
              NET ASSETS...............................................................................    100.0%     $55,438,678
                                                                                                           -----      -----------
                                                                                                           -----      -----------

                      STATEMENT OF ASSETS AND LIABILIITIES
                                  MAY 31, 1999

              ASSETS
              Investments in securities, at value (cost $51,497,753)............................................      $51,497,753
              Cash..............................................................................................        3,606,370
              Accrued Interest receivable.......................................................................          340,629
                                                                                                                      -----------
                  Total Assets..................................................................................       55,444,752
                                                                                                                      -----------
              LIABILITIES
              Other payables and accrued expenses...............................................................            6,074
                                                                                                                      -----------
              NET ASSETS........................................................................................      $55,438,678
                                                                                                                      -----------
                                                                                                                      -----------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 55,438,678 SHARES OF BENEFICIAL
               INTEREST, $.001 PAR VALUE OUTSTANDING............................................................            $1.00
                                                                                                                            -----
                                                                                                                            -----

                       SEE NOTES TO FINANCIAL STATEMENTS

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

  PRINCIPAL                                                                                                           VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--97.7%                                                                         (NOTE 1)
------------  -----------------------------                                                                       -----------
              FLORIDA--74.8%
  $1,425,000  Brevard County MHR for Malabar Lakes Proj., 3.40%, 12/1/10 (a)..................................     $ 1,425,000
     800,000  Broward MHR for Welleby Apt. Project, Series 1984, 3.20%, 12/1/06 (a)...........................         800,000
     300,000  Collier IDA HFA for Retirement Rental Housing Revenue Bonds, 3.25%, 12/1/15 (a).................         300,000
     200,000  Dade County for HFA--Miami Children's Hospital, 3.85%, 8/1/25 (a)...............................         200,000
     200,000  Dade HFA Rev. Bonds for Miami Children's Hospital, 3.15%, 9/1/25 (a)............................         200,000
     100,000  Dade IDA for Aviation Authority Facilities, Series 84A, 3.35%, 10/1/09 (a)......................         100,000
   1,000,000  Dade IDA for Dolphin Stadium Project, Series D, 3.20%, 1/1/16 (a)...............................       1,000,000
     600,000  Dade IDA for Dolphin Stadium Project, Series B, 3.20%, 1/1/16 (a)...............................         600,000
     900,000  Duval HFA for Lakes of Mayport Apartment Project, 3.35%, 12/1/09 (a)............................         900,000
     100,000  Florida Gulf Coast GOB, Series 97, 3.25%, 8/1/27 (a)............................................         100,000
     200,000  Florida Local Gov. Auth. for Lake Wales Medical Center, Series A, 3.25%, 3/1/15 (a).............         200,000
   1,015,000  Florida State Turnpike Auth--Turnpike Revenue Bonds, 7.50%, 7/1/19 (a)..........................       1,038,951
     305,000  Gulf Breeze IDA Revenue Bonds Series 85, 3.25%, 12/1/15 (a).....................................         305,000
     300,000  Hillsborough County IDA PCR for Gannon Coal, 3.30%, 5/15/18 (a).................................         300,000
     400,000  Hillsborough IDA PCR for Tampa Electric, 3.25%, 9/1/25 (a)......................................         400,000
   1,000,000  Hillsborough School Board Sales Tax Revenue Bonds, 5.00%, 10/1/99...............................       1,006,469
     130,000  Jacksonville IDR for Coastal Islands Project, 3.45%, 8/1/08 (a).................................         130,000
   1,000,000  Jacksonville IDR for University Medical Center, 4.75%, 2/1/19 (a)...............................       1,000,000
     400,000  Manatee PCR for Florida Power and Light, 3.30%, 9/1/24 (a)......................................         400,000
     605,000  Miami-Dade County GOB, 6.00%, 11/1/99...........................................................         612,051
   1,500,000  Orange HFA for Mayflower Retirement, 3.25%, 3/1/18 (a)..........................................       1,500,000
   1,000,000  Orange IDA for Trinity Prep School, 3.30%, 10/12/23 (a).........................................       1,000,000
     200,000  Palm Beach County--Florida Airport System, 5.50%, 10/1/99.......................................         201,570
     500,000  Palm Beach PCR for Water and Sewer Project, 4.30%, 10/1/11 (a)..................................         500,000
     400,000  Pinnellas County--Chi Chi Rodriguez Foundation, 3.30%, 8/1/16 (a)...............................         400,000
     200,000  Port St. Lucie PCR for Florida Power and Light, 4.00%, 1/1/11 (a)...............................         200,000
     500,000  Port St. Lucie PCR for Florida Power and Light, 3.30%, 1/1/26 (a)...............................         500,000
     100,000  Putnam PCR for Florida Power and Light, 3.30%, 9/1/24 (a).......................................         100,000
   1,000,000  Sarasota Bay Village Project, 3.30%, 12/1/23 (a)................................................       1,000,000
     200,000  Tampa Occupational License Tax Bonds, 3.35%, 5/1/27 (a).........................................         200,000
     300,000  University of North Florida Capital Improvement Project, 3.30%, 11/1/24 (a).....................         300,000
                                                                                                                   -----------
                                                                                                                    16,919,041
              ARIZONA--1.3%
     300,000  Apache IDA for Tucson Electric Power Company Series, 83A, 3.25%, 12/15/18 (a)...................         300,000
                                                                                                                   -----------
              DISTRICT OF COLUMBIA--7.1%
   1,600,000  Washington, DC, George Washington University, 3.35%, 3/1/06 (a).................................       1,600,000
                                                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

  PRINCIPAL                                                                                                               VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                       (NOTE 1)
------------  ----------------------------------                                                                     -----------
              LOUISIANA--3.5%

   $ 800,000  Calcasieu Parish Sales Tax District 4A, 3.25%, 9/1/99.............................................      $   800,000
                                                                                                                      -----------

              CONNECTICUT--3.5%

     800,000  Connecticut Development Auth HCR for Independent Living Project, 3.10%, 7/1/15 (a)................          800,000
                                                                                                                      -----------

              MASSACHUSETTS--.9%

     200,000  Massachusetts GOB Series B, 3.25%, 8/1/15.........................................................          200,000
                                                                                                                      -----------

              PENNSYLVANIA--2.2%

     500,000  Delaware Valley Fin. Authority Rev. Bonds Series 85D, 3.20%, 12/1/20 (a)..........................          500,000
                                                                                                                      -----------

              TEXAS--4.4%

   1,000,000  Harris County HCF for Greater Houston Project, 3.40%, 11/1/25 (a).................................        1,000,000
                                                                                                                      -----------

              TOTAL INVESTMENTS (COST $22,119,041).....................................................     97.7%      22,119,041

              OTHER ASSETS, LESS LIABILITIES...........................................................      2.3          511,049
                                                                                                           -----      -----------

              NET ASSETS...............................................................................    100.0%     $22,630,090
                                                                                                           -----      -----------
                                                                                                           -----      -----------

              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 22,630,090 SHARES OF BENEFICIAL
               INTEREST, $.001 PAR VALUE OUTSTANDING............................................................            $1.00
                                                                                                                            -----
                                                                                                                            -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND

                     SCHEDULE OF INVESTMENTS--MAY 31, 1999

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--87.8%                                                                             (NOTE 1)
-----------  -----------------------------                                                                            -----------
  $ 300,000  Boston Water and Sewer Commission Rev. Bonds, 3.25%, 11/1/24 (a)...................................      $   300,000
    300,000  Framingham IDA for Perina Corp., 3.60%, 9/30/05 (a)................................................          300,000
    327,000  Greenfield GOB, 5.00%, 11/15/99....................................................................          329,739
    325,000  Long Meadow GOB, 4.00%, 11/15/99...................................................................          326,225
    500,000  Massachusetts GOB Series 97, 3.25%, 8/1/15 (a).....................................................          500,000
  1,500,000  Massachusetts HEF for Capital Asset Program, 3.25%, 1/1/01 (a).....................................        1,500,000
    500,000  Massachusetts HEF for Harvard University, Series Q, 3.15%, 9/1/40 (a)..............................          500,000
    600,000  Massachusetts HEF for Partnership Healthcare System, 3.15%, 7/1/27 (a).............................          600,000
    100,000  Massachusetts HEFA Capital Asset Series D, 3.30%,1/1/35 (a)........................................          100,000
    300,000  Massachusetts HEFA Capital Assist. Program Series, G-1, 3.05%, 1/1/19 (a)..........................          300,000
  1,000,000  Massachusetts HEFA COP, 3.00%, 8/25/99.............................................................        1,000,000
    500,000  Massachusetts HEFA for Endicott College Series B, 3.15%, 10/1/18 (a)...............................          500,000
    500,000  Massachusetts HEFA for Hallmark Health Systems Series B, 3.15%, 7/1/27 (a).........................          500,000
  1,000,000  Massachusetts HEFA for Harvard University, 3.15%, 2/1/16 (a).......................................        1,000,000
    100,000  Massachusetts HEFA for Harvard University, 3.15%, 8/1/17 (a).......................................          100,000
    400,000  Massachusetts HEFA for Wellesley College Series B, 3.15%, 7/1/22 (a)...............................          400,000
    400,000  Massachusetts HEFA for Williams College Series E, 3.15%, 8/1/14 (a)................................          400,000
    300,000  Massachusetts IDA for KRH Rolls Project Series 1988, 3.75%, 5/1/06 (a).............................          300,000
    130,000  Massachusetts IFA for Composite Easy Day, 3.15%, 7/1/06 (a)........................................          130,000
    300,000  Massachusetts IFA for Emerson College, 3.15%, 11/1/25 (a)..........................................          300,000
    800,000  Massachusetts IFA for Gordon College Series 97, 3.15%, 12/1/27 (a).................................          800,000
    200,000  Massachusetts IFA for Governor Dummer Academy, 3.15%, 7/1/26 (a)...................................          200,000
    300,000  Massachusetts IFA for Holyoke Water Power Project, 3.20%, 5/1/22 (a)...............................          300,000
    400,000  Massachusetts IFA for Milton Academy, 3.10%, 3/1/27 (a)............................................          400,000
    800,000  Massachusetts IFA for Quemco Series B, 3.35%, 9/1/01 (a)...........................................          800,000
    800,000  Massachusetts IFA for Whitehead Institute Bio-Medical, 3.15%, 7/1/26 (a)...........................          800,000
    100,000  Massachusetts Showa Women's Institute of Boston, 3.20%, 3/15/04 (a)................................          100,000
  1,490,000  Massachusetts Turnpike Authority BAN, 5.00%, 6/1/99................................................        1,490,000
    500,000  Massachusetts Water Resource Authority, 3.05%, 4/1/28 (a)..........................................          500,000
    200,000  Massachusetts Water Resource Authority, 3.15%, 4/1/28 (a)..........................................          200,000
    230,000  Southborough GOB, 6.50%, 11/15/99..................................................................          233,360
  1,500,000  Triton Regional School District BAN, 3.50%, 4/12/00................................................        1,504,386
    781,000  Westwood GOB, 4.00%, 12/15/99......................................................................          784,747
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $17,498,457)......................................................     87.8%      17,498,457
             OTHER ASSETS, LESS LIABILITIES............................................................     12.2        2,429,834
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $19,928,291
                                                                                                           -----      -----------
                                                                                                           -----      -----------
                                      STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1999

             ASSETS
             Investments in securities, at value (cost $17,498,457)....................................               $17,498,457
             Cash......................................................................................                 2,312,098
             Accrued interest receivable...............................................................                   119,919
                                                                                                                      -----------
             Total Assets..............................................................................                19,930,474
             LIABILITIES
             Other payables and accrued expenses.......................................................                     2,183
                                                                                                                      -----------
             NET ASSETS................................................................................               $19,928,291
                                                                                                                      -----------
                                                                                                                      -----------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 19,928,291 SHARES OF BENEFICIAL
              INTEREST, $.001 PAR VALUE OUTSTANDING.............................................................            $1.00
                                                                                                                            -----
                                                                                                                            -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

PRINCIPAL                                                                                                                VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--98.8% (NOTE 1)                                                                      (NOTE 1)
---------  --------------------------------------                                                                     ----------
 $100,000  Bruce Catholic Health, 3.10%, 5/1/18 (a).............................................................      $  100,000
  100,000  Delta EDC for Mead-Escanaba Paper E, 3.35%, 12/1/23 (a)..............................................         100,000
  100,000  Garden City Hospital Finance Authority, 3.30%, 9/1/26 (a)............................................         100,000
  100,000  Grand Rapids Water Supply System, 3.20%, 1/1/20 (a)..................................................         100,000
  100,000  Jackson EDC for Thrifty Leoni Inc. Project, 3.475%, 12/1/14 (a)......................................         100,000
  100,000  Michigan Hospital Finance Authority St. Mary Hospital of Livonia, 3.20%, 7/1/17 (a)..................         100,000
  100,000  Michigan Housing Development Authority for Laurel, 3.25%, 12/1/07 (a)................................         100,000
  100,000  Michigan Housing Development Authority Harbortown Ltd., 3.47%, 6/1/04 (a)............................         100,000
  100,000  Michigan Job Development Authority for Gordon Food Service, 3.25%, 8/1/15 (a)........................         100,000
  100,000  Michigan Job Development Authority for Hitachi Metals, 4.15%, 1/1/04 (a).............................         100,000
  100,000  Puerto Rico Highway and Transportation Auth., 3.00%, 7/1/28 (a)......................................         100,000
  100,000  Royal Oak HFA for William Beaumont Hospital, Series L, 3.35%, 1/1/27 (a).............................         100,000
                                                                                                                      ----------

           TOTAL INVESTMENTS (COST $1,200,000).........................................................     98.8%      1,200,000

           OTHER ASSETS, LESS LIABILITIES..............................................................      1.2          14,305
                                                                                                           -----      ----------

           NET ASSETS..................................................................................    100.0%     $1,214,305
                                                                                                           -----      ----------
                                                                                                           -----      ----------

           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 1,214,305 SHARES OF BENEFICIAL
            INTEREST, $.001 PAR VALUE OUTSTANDING...............................................................           $1.00
                                                                                                                            -----
                                                                                                                            -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

  PRINCIPAL                                                                                                             VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--99.5%                                                                            (NOTE 1)
------------  -----------------------------                                                                           -----------
  $2,000,000  Atlantic City Pooled Loan Program, 2.90%, 7/1/26 (a)..............................................      $ 2,000,000
   1,560,000  East Orange County BAN, 4.37%, 7/1/99.............................................................        1,560,462
   2,000,000  Englewood School Qualified Temporary Notes, 3.70%, 7/16/99........................................        2,000,237
   2,000,000  Essex County Improvement Authority, 3.15%, 12/01/25 (a)...........................................        2,000,000
   1,500,000  Essex Improvement Authority for the Childrens Institute, 3.15%, 2/1/20 (a)........................        1,500,000
   2,000,000  Essex TAN, 3.50%, 11/18/99........................................................................        2,003,174
   2,073,340  Fairfield BAN, 3.25%, 1/26/00.....................................................................        2,074,587
     100,000  Monmouth BAN, 3.10%, 8/1/16 (a)...................................................................          100,000
     850,000  New Jersey EDA for A.R.C.--Volvo of Am Corp, 3.15%, 12/1/09 (a)...................................          850,000
     700,000  New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.25%, 12/1/27 (a).........................          700,000
     710,000  New Jersey EDA for Economic Growth Bond, Series F, 3.10%, 8/1/14 (a)..............................          710,000
     700,000  New Jersey EDA for Market Transition Bonds, 5.00%, 7/1/99.........................................          701,014
     900,000  New Jersey EDA, 3.10%, 8/1/08 (a).................................................................          900,000
     900,000  New Jersey EDA for St. James Preparatory School, 3.10%, 12/1/27 (a)...............................          900,000
   1,005,000  New Jersey EDA for St. Peters School, Series 1995, 3.15%, 1/1/10 (a)..............................        1,005,000
   2,000,000  New Jersey EDA for Stolthaven Proj., Series A, 3.25%, 1/15/18 (a).................................        2,000,000
     400,000  New Jersey EDA for Trailer Marine Corps Project, 3.25%, 2/1/02 (a)................................          400,000
   3,900,000  New Jersey EDA for Volvo of American Corp, 3.79%, 12/1/04 (a).....................................        3,900,000
     800,000  New Jersey EDA PCR for PSE&G Co., 3.00%, 9/1/12 (a)...............................................          800,000
     385,000  New Jersey EDL for Princeton University, Series E, 4.00%, 7/1/99..................................          385,090
   1,500,000  New Jersey EFA Series A, 3.17%, 7/1/29 (a)........................................................        1,500,000
     400,000  New Jersey HCF Hospital Capital Asset Series C, 3.00%, 7/1/35 (a).................................          400,000
   1,900,000  New Jersey Sports Expo Authority Series 92C, 3.00%, 9/01/24 (a)...................................        1,900,000
   3,700,000  New Jersey Turnpike Authority General Series 91D, 3.05%, 1/1/18 (a)...............................        3,700,000
   1,400,000  Port Authority NY and NJ, Series 2, 3.25%, 5/1/19 (a).............................................        1,400,000
     700,000  Port Authority NY and NJ, Liq. Facility, Series 5, 3.35%, 8/1/24..................................          700,000
   2,000,000  Puerto Rico COP, 3.00%, 6/7/99....................................................................        2,000,000
   1,000,000  Vernon Board of Education Temporary Note, 3.20%, 12/3/99..........................................        1,000,589
   2,000,000  Wharton Board of Education Temporary Note, 4.00%, 8/30/99.........................................        2,001,666
                                                                                                                      -----------
              TOTAL INVESTMENTS (COST $41,091,819).....................................................     99.5%      41,091,819
              OTHER ASSETS, LESS LIABILITIES...........................................................       .5          224,677
                                                                                                           -----      -----------
              NET ASSETS...............................................................................    100.0%     $41,316,496
                                                                                                           -----      -----------
                                                                                                           -----      -----------
              NET ASSET VALUE PER SHARE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 41,316,496
               SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING..............................                     $1.00
                                                                                                                            -----
                                                                                                                            -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

PRINCIPAL                                                                                                               VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--97.3% (NOTE 1)                                                                     (NOTE 1)
---------  --------------------------------------                                                                    -----------
 $100,000  Claremont HEF for Mercy Health Systems, 3.20%, 12/1/21 (a)..........................................      $   100,000

  100,000  Columbus ERD Electric Systems Revenue Bonds, 3.65%, 9/1/09 (a)......................................          100,000

   90,000  Cuyahoga HFA for Cleveland Clinic Series A, 3.30%, 1/1/16 (a).......................................           90,000

  100,000  Cuyahoga IDA for Allen Group Project, 3.20%, 12/1/15 (a)............................................          100,000

  100,000  Franklin County Hosp. Revenue for US Health Corp., Series 96A, 3.25%, 12/1/21 (a)...................          100,000

  100,000  Franklin County Industrial Development Refunding Revenue Bonds for Kinder-Care Learning Centers
            Project, Series A, 3.60%, 6/1/02 (a)...............................................................          100,000

  100,000  Lucas County EDA for Lutheran Home Society Project, 3.25%, 11/1/19 (a)..............................          100,000

  100,000  Mahoning County Forum Health Obligation Group, 3.25%, 12/1/28 (a)...................................          100,000

  100,000  Ohio State Air Quality Dev. Auth. for Cincinnati Gas & Elec., 3.30%, 9/1/30 (a).....................          100,000

  100,000  Ottawa County, HFR for Luther Home of Mercy, 3.35%, 10/1/17 (a).....................................          100,000

  100,000  Port Authority of Cincinnati and Hamilton Counties for Kenwood Office Association,
            3.30%, 9/1/25 (a)..................................................................................          100,000

  100,000  Sharonville IDA for Edgecomb Metals Inc., 3.25%, 11/1/09 (a)........................................          100,000
                                                                                                                     -----------

           TOTAL INVESTMENTS (COST $1,190,000)........................................................     97.3%       1,190,000

           OTHER ASSETS, LESS LIABILITIES.............................................................      2.7           32,486
                                                                                                          -----      -----------

           NET ASSETS.................................................................................    100.0%     $ 1,222,486
                                                                                                          -----      -----------
                                                                                                          -----      -----------

           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 1,222,486 SHARES OF BENEFICIAL
            INTEREST, $.001 PAR VALUE OUTSTANDING..............................................................            $1.00
                                                                                                                            -----
                                                                                                                            -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND

                     SCHEDULE OF INVESTMENTS--MAY 31, 1999

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--92.2%                                                                             (NOTE 1)
-----------  -----------------------------                                                                            -----------
  $ 200,000  Allegheny Hosp. Dev. Auth. for Allegheny Hosp. Series B, 3.30%, 11/1/27 (a)........................      $   200,000
  1,000,000  Allegheny Hosp. Dev. Auth. for Allegheny Hosp., Series B, 4.30%, 9/1/20 (a)........................        1,000,000
    500,000  Allegheny Hosp. Dev. Auth., Childrens' Hosp. Pitt., Series B, 3.30%, 12/1/15 (a)...................          500,000
    400,000  Allegheny IDA for Longwood at Oakmont, 3.30%, 7/1/27 (a)...........................................          400,000
  1,000,000  Allegheny IDA for St. Francis Health Systems, 3.30%, 11/1/27 (a)...................................        1,000,000
    700,000  Allegheny University of Pittsburgh Project, Series 85, 3.70%, 3/1/13 (a)...........................          700,000
    700,000  Allegheny University of Pittsburgh Project, Series 85, 3.15%, 7/1/15 (a)...........................          700,000
  1,000,000  Beaver IDA, Ohio Edison Co., Series A, 3.10%, 10/1/32 (a)..........................................        1,000,000
    530,000  Bucks IDA for Edgecomb Metals Co., 3.25%, 10/1/09 (a)..............................................          530,000
    564,000  Chartier Valley IDA Bonds for 1133 Penn Ave. Associates Project, Series A, 3.30%, 8/1/07 (a).......          564,000
    285,000  Clarion IDA for Meritcare Project, Series A, 3.30%, 12/01/12 (a)...................................          285,000
  1,000,000  Delaware County IDA for Peco Energy Corp., 3.20%, 6/24/99..........................................        1,000,000
  1,000,000  Delaware Valley Regional Finance Authority Series 85, 3.20%, 12/1/20 (a)...........................        1,000,000
    600,000  Emmaus GOB Local Government Revenue Bonds, 3.25%, 12/1/28 (a)......................................          600,000
    600,000  Lehigh IDA for Allentown Airport, 3.30%, 12/1/05 (a)...............................................          600,000
    755,000  Mercersburg General Purpose Authority, 3.35%, 11/1/27 (a)..........................................          755,000
  1,000,000  Montgomery County COP, 3.10%, 7/14/99..............................................................        1,000,000
    100,000  Northeastern HEF Wyoming Valley HCS Revenue Bonds, 3.20%, 1/1/24 (a)...............................          100,000
    500,000  Pennsylvania Turnpike Authority, 7.50%, 12/1/19 (a)................................................          520,625
    585,000  Philadelphia Higher Ed. Auth. for Temple University, 3.35%, 10/1/09 (a)............................          585,000
    260,000  Philadelphia IDR for Educational Foreign MED Graduates, 3.90%, 6/1/99..............................          260,000
    200,000  Philadelphia MHR for Harbor View Tower Project, 3.30%, 11/1/27 (a).................................          200,000
    500,000  Philadelphia TRAN, 4.25%, 6/30/99..................................................................          500,235
    500,000  Sayre Health Care Facilities, 3.30%, 12/1/20 (a)...................................................          500,000
    300,000  York County for Philadelphia Electric Corp., 3.30%, 8/1/16 (a).....................................          300,000
    525,000  York County General Auth. For Pooled Fin. Prog., Ser. A, 3.25%, 9/1/26 (a).........................          525,000
    300,000  York County General Auth. For Pooled Financing Prog., 3.30%, 9/1/26 (a)............................          300,000
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $15,624,860)......................................................     92.2%      15,624,860
             OTHER ASSETS, LESS LIABILITIES............................................................      7.8        1,324,429
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $16,949,289
                                                                                                           -----      -----------
                                                                                                           -----      -----------
                                              --------------------------------------

                                        STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1999
             ASSETS
             Investments in securities, at value (cost $15,624,860).............................................      $15,624,860
             Cash...............................................................................................        1,223,545
             Accrued Interest receivable........................................................................          102,741
                                                                                                                      -----------
             Total Assets.......................................................................................       16,951,146
                                                                                                                      -----------
             LIABILITIES
             Other payables and accrued expenses................................................................            1,857
                                                                                                                      -----------
             NET ASSETS.........................................................................................      $16,949,289
                                                                                                                      -----------
                                                                                                                      -----------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 16,949,289 SHARES OF BENEFICIAL
              INTEREST, $.001 PAR VALUE OUTSTANDING.............................................................            $1.00
                                                                                                                            -----
                                                                                                                            -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          SECURITY TYPE ABBREVIATIONS:

BAN       --      Bond Anticipation Notes
COP       --      Certificate of Participation
CSD       --      Central School District
DAI       --      Development Authority Industrial Development
                  Refunding Bonds
EDA       --      Economic Development Authority Revenue Bonds
EDC       --      Economic Development Corp.
EFA       --      Education Facilities Authority
ERD       --      Energy Research and Development Authority
GOB       --      General Obligation Bonds
HCF       --      Health Care Facilities Revenue Bonds
HCR       --      Housing Corporation Revenue Bonds
HDC       --      Housing Development Corporation Bonds
HEF       --      Health and Educational Facilities Revenue Bonds
HEFA      --      Health & Education Facilities Authority
HFA       --      Health Facilities Authority Revenue Bonds
HFR       --      Housing Finance Revenue Bonds
IDA       --      Industrial Development Authority Revenue Bonds
IDR       --      Industrial Development Agency Revenue Bonds
IFA       --      Industrial Finance Agency Revenue Bonds
MHR       --      Multifamily Housing Revenue Bonds
PCR       --      Pollution Control Revenue Bonds
RAN       --      Revenue Anticipation Notes
RAW       --      Revenue Anticipation Warrants
TAN       --      Tax Anticipation Notes
TRAN      --      Tax & Revenue Anticipation Notes
UFSD      --      Union Free School District

---------------

(a) The interest rates, as reported on May 31, 1999, are subject to change periodically. Securities payable on demand, are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 1999

                                                           RESERVE NEW YORK            RESERVE TAX-EXEMPT TRUST
                                                           TAX-EXEMPT TRUST    ----------------------------------------
                                                           ----------------    CONNECTICUT    FLORIDA     MASSACHUSETTS
                                                           NEW YORK FUND          FUND          FUND         FUND
                                                           ----------------    -----------    --------    -------------
INTEREST INCOME (Note 1)................................      $6,004,656       $1,470,406     $731,595      $ 832,273
                                                              ----------       -----------    --------      ---------
EXPENSES (Note 2)
  Management fee........................................         941,347          231,720      110,877        131,448
  Shareholder servicing, administration and general
    office expenses.....................................         428,814           91,653       42,714         48,286
  Distribution assistance...............................         329,640           73,475       44,350          7,054
  Equipment expense.....................................          41,542           10,118        4,559          5,840
  Professional fees.....................................          48,472           12,368        5,932          7,075
  Occupancy costs.......................................          37,940            9,860        4,611          5,081
  Stationery, printing and supplies.....................          48,795           13,804        6,853          7,589
  Trustees' fee.........................................           3,831              959          480            556
  Other expenses........................................           2,314           19,482        1,378         49,967
                                                              ----------       -----------    --------      ---------
    Total Expenses......................................       1,882,695          463,439      221,754        262,896
                                                              ----------       -----------    --------      ---------
NET INVESTMENT INCOME...................................      $4,121,961       $1,006,967     $509,841      $ 569,377
                                                              ----------       -----------    --------      ---------
                                                              ----------       -----------    --------      ---------

                                                                             RESERVE TAX-EXEMPT TRUST
                                                            -----------------------------------------------------------
                                                              MICHIGAN          NEW JERSEY      OHIO      PENNSYLVANIA
                                                               FUND*               FUND         FUND         FUND
                                                            ----------------    -----------    -------    -------------
INTEREST INCOME (Note 1).................................       $ 17,087        $1,428,892     $56,009      $ 617,300
                                                                --------        -----------    -------      ---------
EXPENSES (Note 2)
  Management fee.........................................             --           225,279      8,867          94,163
  Comprehensive fee......................................          5,663                --         --              --
  Shareholder servicing, administration and general
    office expenses......................................             --           104,788      3,064          35,875
  Distribution assistance................................             --            85,492         54          36,193
  Equipment expense......................................             --             9,916        422           3,955
  Professional fees......................................             --            12,033        841           5,206
  Occupancy costs........................................             --             9,132        300           4,112
  Stationery, printing and supplies......................             --             2,987      1,379           6,612
  Trustees' fee..........................................             --               932         34             406
  Other expenses.........................................             --                --      2,774           1,803
                                                                --------        -----------    -------      ---------
  Total Expenses before Waivers..........................          5,663           450,559     17,735         188,325
  Expenses waived (Note 2)...............................         (2,881)               --     (2,931)             --
                                                                --------        -----------    -------      ---------
    Total Expenses after Waivers.........................          2,782           450,559     14,804         188,325
                                                                --------        -----------    -------      ---------
NET INVESTMENT INCOME....................................       $ 14,305        $  978,333     $41,205      $ 428,975
                                                                --------        -----------    -------      ---------
                                                                --------        -----------    -------      ---------

---------------

* For the period December 14, 1998 (Commencement of Operations) to May 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  RESERVE NEW YORK TAX-EXEMPT
                                                                             TRUST                    RESERVE TAX-EXEMPT TRUST
                                                                 ------------------------------    ------------------------------
                                                                         NEW YORK FUND                    CONNECTICUT FUND
                                                                 ------------------------------    ------------------------------
                                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                    MAY 31,          MAY 31,          MAY 31,          MAY 31,
                                                                     1999             1998             1999             1998
                                                                 -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:

    Net investment income.....................................   $   4,121,961    $   4,696,211    $   1,006,967    $     981,381
                                                                 -------------    -------------    -------------    -------------

  DIVIDENDS PAID TO SHAREHOLDERS FROM:

    Net investment income (Note 1)............................      (4,121,961)      (4,696,211)      (1,006,967)        (981,381)
                                                                 -------------    -------------    -------------    -------------

  FROM CAPITAL SHARE TRANSACTIONS

    (at net asset value of $1.00 per share):

    Net proceeds from sale of shares..........................     727,809,717      748,322,717      169,702,015      141,307,597

    Dividends reinvested......................................       4,121,961        4,696,211        1,006,967          981,381

    Cost of shares redeemed...................................    (717,162,559)    (734,986,773)    (152,056,981)    (138,998,804)
                                                                 -------------    -------------    -------------    -------------

  Net increase in net assets derived from capital share
    transactions and from investment operations...............      14,769,119       18,032,155       18,652,001        3,290,174

  NET ASSETS:

    Beginning of year.........................................     171,212,239      153,180,084       36,786,677       33,496,503
                                                                 -------------    -------------    -------------    -------------

    End of year...............................................   $ 185,981,358    $ 171,212,239    $  55,438,678    $  36,786,677
                                                                 -------------    -------------    -------------    -------------
                                                                 -------------    -------------    -------------    -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                               RESERVE TAX-EXEMPT TRUST
                                                           ----------------------------------------------------------------
                                                                    FLORIDA FUND                   MASSACHUSETTS FUND
                                                           ------------------------------     -----------------------------
                                                            YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                              MAY 31,          MAY 31,          MAY 31,          MAY 31,
                                                               1999              1998             1999             1998
                                                           -------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income...............................    $     509,841     $    266,695     $    569,377     $    507,543
                                                           -------------     ------------     ------------     ------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)......................         (509,841)        (266,695)        (569,377)        (507,543)
                                                           -------------     ------------     ------------     ------------
 FROM CAPITAL SHARE TRANSACTIONS (at net asset value of
   $1.00 per share):
   Net proceeds from sale of shares....................      141,741,605       99,350,457       76,638,806       72,967,159
   Dividends reinvested................................          509,841          266,695          569,377          507,543
   Cost of shares redeemed.............................     (130,438,595)     (92,909,297)     (82,662,880)     (61,126,323)
                                                           -------------     ------------     ------------     ------------
 Net increase (decease) in net assets derived from
   capital share transactions and from investment
   operations..........................................       11,812,851        6,707,855       (5,454,697)      12,348,379

NET ASSETS:
 Beginning of year.....................................       10,817,239        4,109,384       25,382,988       13,034,609
                                                           -------------     ------------     ------------     ------------
 End of year...........................................    $  22,630,090     $ 10,817,239     $ 19,928,291     $ 25,382,988
                                                           -------------     ------------     ------------     ------------
                                                           -------------     ------------     ------------     ------------

                                                    RESERVE TAX-EXEMPT TRUST
                                                    ------------------------
                                                         MICHIGAN FUND
                                                         -------------
                                                         PERIOD ENDED
                                                           MAY 31,
                                                           1999 (A)
                                                          ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income...............................   $    14,305
                                                          -----------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)......................       (14,305)
                                                          -----------
 FROM CAPITAL SHARE TRANSACTIONS (at net asset value of
   $1.00 per share):
   Net proceeds from sale of shares....................     2,100,000
   Dividends reinvested................................        14,305
   Cost of shares redeemed.............................      (900,000)
                                                          -----------
 Net increase (decease) in net assets derived from
   capital share transactions and from investment
   operations..........................................     1,214,305

NET ASSETS:
 Beginning of year.....................................            --
                                                          -----------
 End of year...........................................   $ 1,214,305
                                                          -----------
                                                          -----------

                                                                         RESERVE TAX-EXEMPT TRUST
                                           ------------------------------------------------------------------------------------
                                                                                                                   PENNSYLVANIA
                                                   NEW JERSEY FUND                        OHIO FUND                    FUND
                                           -------------------------------     -------------------------------     ------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED      PERIOD ENDED        YEAR ENDED
                                              MAY 31,           MAY 31,          MAY 31,           MAY 31,            MAY 31,
                                               1999              1998              1999           1998 (B)             1999
                                           -------------     -------------     ------------     --------------     -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income...............    $     978,333     $     991,619     $    41,205       $     10,949      $   428,975
                                           -------------     -------------     -----------       ------------      -----------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)......         (978,333)         (991,619)        (41,205)           (10,949)        (428,975)
                                           -------------     -------------     -----------       ------------      -----------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per
     share):
   Net proceeds from sale of shares....      223,758,247       234,261,239       2,750,308          4,357,301       79,111,957
   Dividends reinvested................          978,333           991,619          41,205             10,949          428,975
   Cost of shares redeemed.............     (221,020,524)     (237,104,518)     (4,075,632)        (1,861,645)     (75,778,781)
                                           -------------     -------------     -----------       ------------      -----------
 Net increase (decrease) in net assets
   derived from capital share
   transactions and from investment
   operations..........................        3,716,056        (1,851,660)     (1,284,119)         2,506,605        3,762,151

NET ASSETS:
   Beginning of year...................       37,600,440        39,452,100       2,506,605                 --       13,187,138
                                           -------------     -------------     -----------       ------------      -----------
   End of year.........................    $  41,316,496     $  37,600,440     $ 1,222,486       $  2,506,605      $16,949,289
                                           -------------     -------------     -----------       ------------      -----------
                                           -------------     -------------     -----------       ------------      -----------

                                         RESERVE TAX-EXEMPT TRUST
                                         ------------------------
                                            PENNSYLVANIA FUND
                                            -----------------
                                              PERIOD ENDED
                                                 MAY 31,
                                                1998 (C)
                                             --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income...............       $    239,733
                                              ------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)......           (239,733)
                                              ------------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per
     share):
   Net proceeds from sale of shares....         56,580,287
   Dividends reinvested................            239,733
   Cost of shares redeemed.............        (43,632,882)
                                              ------------
 Net increase (decrease) in net assets
   derived from capital share
   transactions and from investment
   operations..........................         13,187,138

NET ASSETS:
   Beginning of year...................                 --
                                              ------------
   End of year.........................       $ 13,187,138
                                              ------------
                                              ------------

---------------
(a) For the period December 14, 1998 (Commencement of Operations) to May 31,
    1999.

(b) For the period April 1, 1998 (Commencement of Operations) to May 31, 1998.

(c) For the period September 12, 1997 (Commencement of Operations) to May 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust (collectively the "Trusts") are registered under the Investment Company Act of 1940 as nondiversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

      A. The Trusts' authorized shares of beneficial interest are unlimited. As of July 31, 1999, Reserve Tax-Exempt Trust shares are divided into nine series: California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio and Pennsylvania Tax-Exempt Funds (collectively the "Funds"). These financial statements and notes apply to Reserve New York Tax-Exempt Trust and to all above-mentioned Funds except for California II and Interstate Tax-Exempt Funds.

      B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is the Trusts' policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily.

      E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

      F. Each Fund is charged only for its direct and/or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations of each Fund, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a management fee from each Fund, except Michigan, calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% in excess of $2 billion of average daily net assets. For its services as Investment Adviser of the Michigan Fund, RMCI receives a comprehensive fee, calculated at an annual rate of .80% of the Fund's average daily net assets.

      Under the current Service Agreement, RMCI is reimbursed for expenditures made by RMCI on behalf of the Trust. During the year ended May 31, 1999, RMCI was reimbursed the following amounts:

           New York          $611,708           New Jersey       $139,788
           Connecticut        158,246           Ohio                5,883
           Florida             66,527           Pennsylvania       57,969
           Massachusetts      124,394

      The Funds also reimburse RMCI for brokerage fees and commissions, interest charges, taxes and extraordinary expenses, legal fees and expenses, and the fees of the disinterested Trustees. Please read Note 8 "Subsequent Events" for more details regarding a new Investment Advisory Agreement.

      During the year ended May 31, 1999, RMCI voluntarily waived a portion of its management fee and other operating expenses from Michigan and Ohio funds. The amounts reimbursed pursuant to the undertaking amounted to $2,881 and $2,931 to Michigan and Ohio Funds, respectively.

      DISTRIBUTION ASSISTANCE:

      Pursuant to a Distribution Plan, each Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

(3)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)   INVESTMENT CONCENTRATION:

      The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers in each of the respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At May 31, 1999, the percentage invested in such obligations amounted to:

             New York          81%           Michigan          99%
             Connecticut       69%           New Jersey        68%
             Florida           93%           Ohio              89%
             Massachusetts     64%           Pennsylvania      86%

(5)   COMPONENTS OF NET ASSETS
      At May 31, 1999, the components of each Fund's net assets was as follows:

                                                            NEW YORK       CONNECTICUT         FLORIDA       MASSACHUSETTS
                                                          -------------    ------------     ------------     -------------
      Par Value........................................   $    185,981     $     55,439     $     22,630     $      19,928
      Paid-in-Capital..................................    185,795,377       55,383,239       22,607,460        19,908,363
                                                          -------------    -------------    -------------    -------------
      Net Assets.......................................   $185,981,358     $ 55,438,678     $ 22,630,090     $  19,928,291
                                                          -------------    -------------    -------------    -------------
                                                          -------------    -------------    -------------    -------------


                                                            MICHIGAN        NEW JERSEY          OHIO         PENNSYLVANIA
                                                          -------------    -------------    -------------    -------------
      Par Value........................................   $      1,214     $     41,316     $      1,222     $      16,949
      Paid-in-Capital..................................      1,213,091       41,275,180        1,221,264        16,932,340
                                                          -------------    -------------    -------------    -------------
      Net Assets.......................................   $  1,214,305     $ 41,316,496     $  1,222,486     $  16,949,289
                                                          -------------    -------------    -------------    -------------
                                                          -------------    -------------    -------------    -------------

(7)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                          FISCAL YEARS ENDED MAY 31,
                                                              ---------------------------------------------------
      NEW YORK TAX-EXEMPT FUND                                 1999       1998       1997       1996       1995
      ------------------------                                -------    -------    -------    -------    -------
      Net asset value, beginning of year...................   $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                              -------    -------    -------    -------    -------
      Net investment income................................     .0222      .0268      .0247      .0276      .0253
      Dividends from net investment income.................    (.0222)    (.0268)    (.0247)    (.0276)    (.0253)
                                                              -------    -------    -------    -------    -------
      Net asset value, end of year.........................   $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                              -------    -------    -------    -------    -------
                                                              -------    -------    -------    -------    -------
      Total Return.........................................      2.22%      2.68%      2.47%      2.76%      2.53%

      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year (millions)....................   $ 186.0    $ 171.2    $ 153.2    $ 125.5    $ 152.9
      Ratio of expenses to average net assets..............      1.00%       .94%      1.04%      1.04%       .98%
      Ratio of net investment income to average net
      assets ..............................................      2.19%      2.63%      2.43%      2.72%      2.48%

                                                                          FISCAL YEARS ENDED MAY 31,
                                                              ---------------------------------------------------
      CONNECTICUT TAX-EXEMPT FUND                              1999       1998       1997       1996       1995
      ---------------------------                             -------    -------    -------    -------    -------

      Net asset value, beginning of year...................   $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                              -------    -------    -------    -------    -------
      Net investment income................................     .0221      .0267      .0243      .0266      .0254
      Dividends from net investment income.................    (.0221)    (.0267)    (.0243)    (.0266)    (.0254)
                                                              -------    -------    -------    -------    -------
      Net asset value, end of year.........................   $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                              -------    -------    -------    -------    -------
                                                              -------    -------    -------    -------    -------
      Total Return.........................................      2.21%      2.67%      2.43%      2.66%      2.54%

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets end of year (millions)....................   $  55.4    $  36.8    $  33.5    $  34.8    $  26.6
      Ratio of expenses to average net assets..............      1.00%       .89%       .97%      1.01%       .99%(c)
      Ratio of net investment income to average net
      assets ..............................................      2.17%      2.64%      2.39%      2.61%      2.23%(c)

                                                                                FISCAL YEARS ENDED MAY 31,
                                                                               -----------------------------
      FLORIDA TAX-EXEMPT FUND                                                   1999       1998      1997(A)
      -----------------------                                                  -------    -------    -------
      Net asset value, beginning of year...................................    $1.0000    $1.0000    $1.0000
                                                                               -------    -------    -------
      Net investment income................................................      .0237      .0269      .0228
      Dividends from net investment income.................................     (.0237)    (.0269)    (.0228)
                                                                               -------    -------    -------
      Net asset value, end of year.........................................    $1.0000    $1.0000    $1.0000
                                                                               -------    -------    -------
                                                                               -------    -------    -------
      Total Return.........................................................       2.37%      2.69%      2.42%(b)

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets end of year (millions)....................................    $  22.6    $  10.8    $   4.1
      Ratio of expenses to average net assets..............................       1.00%       .94%      1.04%(b)
      Ratio of net investment income to average net assets.................       2.30%      2.62%      2.39%(b)

                                                                     FISCAL YEARS ENDED MAY 31,
                                                         ---------------------------------------------------
      MASSACHUSETTS TAX-EXEMPT FUND                       1999       1998       1997       1996       1995
      -------------------------------------------------  -------    -------    -------    -------    -------
      Net asset value, beginning of year...............  $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                         -------    -------    -------    -------    -------
      Net investment income............................    .0220      .0284      .0259      .0276      .0265
      Dividends from net investment income.............   (.0220)    (.0284)    (.0259)    (.0276)    (.0265)
                                                         -------    -------    -------    -------    -------
      Net asset value, end of year.....................  $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                         -------    -------    -------    -------    -------
                                                         -------    -------    -------    -------    -------
      Total Return.....................................     2.20%      2.84%      2.59%      2.76%      2.65%

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets end of year (millions)................  $  19.9    $  25.4    $  13.0    $   9.0    $  10.2
      Ratio of expenses to average net assets..........     1.00%       .75%       .83%(c)     .89%(c)     .80%(c)
      Ratio of net investment income to
        average net assets.............................     2.17%      2.78%      2.54%(c)    2.66%(c)    2.69%(c)

                                                  MICHIGAN TAX-
                                                   EXEMPT FUND
                                                  -------------                NEW JERSEY TAX-EXEMPT FUND
                                                  PERIOD ENDED     ---------------------------------------------------
                                                    MAY 31,                    FISCAL YEAR ENDED MAY 31,
                                                  -------------    ---------------------------------------------------
                                                   1999(D)          1999       1998       1997       1996      1995(E)
                                                  -------------    -------    -------    -------    -------    -------
      Net asset value, beginning of period.....      $1.0000       $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                     -------       -------    -------    -------    -------    -------
      Net investment income....................        .0118         .0223      .0254      .0236      .0263      .0243
      Dividends from net investment income.....       (.0118)       (.0223)    (.0254)    (.0236)    (.0263)    (.0243)
                                                     -------       -------    -------    -------    -------    -------
      Net asset value, end of period...........      $1.0000       $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                     -------       -------    -------    -------    -------    -------
                                                     -------       -------    -------    -------    -------    -------
      Total Return.............................         2.55%(b)      2.23%      2.54%      2.36%      2.63%      2.43%(b)

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets end of period (millions)......      $   1.2       $  41.3    $  37.6    $  39.5    $  41.0    $  21.6
      Ratio of expenses to average net
        assets ................................         1.00%(b,c)    1.00%       .99%      1.06%      1.04%      1.02%(b,c)
      Ratio of net investment income to average
        net assets.............................         2.02%(b,c)    2.17%      2.50%      2.33%      2.59%      2.81%(b,c)

                                                                                                 FISCAL YEAR ENDED
                                                                                                      MAY 31,
                                                                                                 ------------------
      OHIO TAX-EXEMPT FUND                                                                        1999      1998(F)
      --------------------                                                                       -------    -------
      Net asset value, beginning of period....................................................   $1.0000    $1.0000
                                                                                                 -------    -------
      Net investment income...................................................................     .0236      .0048
      Dividends from net investment income....................................................    (.0236)    (.0048)
                                                                                                 -------    -------
      Net asset value, end of period..........................................................   $1.0000    $1.0000
                                                                                                 -------    -------
                                                                                                 -------    -------
      Total Return............................................................................      2.36%      2.87%(b)

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets end of period (millions).....................................................   $   1.2    $   2.5
      Ratio of expenses to average net assets.................................................      1.00%(c)    1.00%(b)
      Ratio of net investment income to average net assets....................................      2.16%(c)    2.86%(b)

                                                                                                    PERIOD ENDED
                                                                                                      MAY 31,
                                                                                                 ------------------
      PENNSYLVANIA TAX-EXEMPT FUND                                                                1999      1998(G)
      ----------------------------                                                               -------    -------
      Net asset value, beginning of period....................................................   $1.0000    $1.0000
                                                                                                 -------    -------
      Net investment income...................................................................     .0234      .0189
      Dividends from net investment income....................................................    (.0234)    (.0189)
                                                                                                 -------    -------
      Net asset value, end of period..........................................................   $1.0000    $1.0000
                                                                                                 -------    -------
                                                                                                 -------    -------
      Total Return............................................................................      2.34%      2.64%(b)

      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets, end of period (millions)....................................................   $  16.9    $  13.2
      Ratio of expenses to average net assets.................................................      1.00%      1.00%(b)
      Ratio of net investment income to average net assets....................................      2.28%      2.62%(b)

--------------

      (a) From June 24, 1996 (Commencement of Operations) to May 31, 1997.
      (b) Annualized.
      (c) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                                         NET
                                                 FISCAL    EXPENSE    INVESTMENT
    FUND                                          YEAR      RATIO       INCOME
    ----                                         ------    -------    ----------
    Connecticut...............................    1995       .89%        2.33%
    Massachusetts.............................    1997       .79%        2.58%
                                                  1996       .84%        2.71%
                                                  1995       .69%        2.80%
    Michigan..................................    1999       .49%        2.53%
    New Jersey................................    1995      1.01%        2.82%
    Ohio......................................    1999       .83%        2.32%

      (d) From December 14, 1998 (Commencement of Operations) to May 31, 1999.
      (e) From October 17, 1994 (Commencement of Operations) to May 31, 1995.
      (f) From April 1, 1998 (Commencement of Operations) to May 31, 1998.
      (g) From September 12, 1997 (Commencement of Operations) to May 31, 1998.

(8)   SUBSEQUENT EVENTS:

      On June 26, 1999, a new Investment Management Agreement between the Funds comprising Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust, and RMCI went into effect. Under the new Agreement, all Funds subject to a management fee converted to a comprehensive management fee charged at an annual rate of .80% of each Fund's average daily net assets. The comprehensive fee is an all-inclusive fee, and the Funds no longer will be charged expenses as described in Note 1 F, but will not include such charges as brokerage fees and commissions, interest charges, taxes and extraordinary expenses, legal fees and expenses, and the fees of the disinterested Trustees.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and the Board of Trustees of Reserve New York Tax-Exempt Trust--New York Tax-Exempt Fund and Reserve Tax-Exempt Trust--Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio and Pennsylvania Tax-Exempt
Funds:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of net assets, of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Reserve New York Tax-Exempt Trust--New York Tax-Exempt Fund and the Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio and Pennsylvania Tax-Exempt Funds (seven of the ten series constituting Reserve Tax-Exempt Trust) (the "Trusts") at May 31, 1999, and the results of their operations for the year then ended, the changes in their net assets for the periods presented, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



                                         PricewaterhouseCoopers LLP

New York, New York
July 23, 1999

SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

    The Special Meeting of Shareholders of the Reserve Tax-Exempt Trust (and seven of its Funds: California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Interstate Tax-Exempt Fund) and the Reserve New York Tax-Exempt Trust (consisting of the New York Tax-Exempt Fund) was held on January 15, 1999 at the offices of The Reserve Funds, 810 Seventh Avenue, New York, NY. The meeting was adjourned until February 17, 1999, at which time it was held. The Meeting was held for the following purposes:

PROPOSAL                                                                                                    WHO WILL VOTE
--------                                                                                                    -------------
PROPOSAL 1

To provide for the election of Trustees                                                                      Trust Vote

PROPOSAL 2

To approve new Investment Management Agreements                                                              All Funds

PROPOSAL 3

To approve amendments to the Trusts' Declaration of Trust to permit the issuance of multiple classes of
  shares                                                                                                     Trust Vote

PROPOSAL 4

To approve the following proposed amendments:

A. To amend the Declaration of Trust to eliminate the policy on pricing securities;                          Trust Vote
B. To amend the Declaration of Trust to permit non-material amendments;                                      Trust Vote
C. To amend the Declaration of Trust concerning the right to vote portfolio securities;                      Trust Vote
D. To amend the Declaration of Trust concerning termination or reorganization of the Trust;                  Trust Vote
E. To amend the Trusts' fundamental investment policy on the issuance of senior securities;                  All Funds
F. To amend the Trusts' fundamental investment policy regarding underwriting;                                All Funds
G. To change the designation of the Trusts' fundamental investment policy on investing for control of
  portfolio companies;                                                                                       All Funds
H. To eliminate the Trusts' fundamental investment policies regarding certain portfolio transactions;        All Funds
I. To eliminate the Trusts' fundamental investment policy on investing in the securities of other
  investment companies;                                                                                      All Funds
J. To amend the Trusts' By-Laws concerning amendments thereto                                                Trust Vote

PROPOSAL 5

To approve changes to the Trusts' Fundamental Investment Policies to Permit a Master Fund/Feeder Fund
  Structure                                                                                                  All Funds

PROPOSAL 6

To approve the authorization of the Board of Trustees to appoint, replace or terminate sub-advisers recommended by the adviser or amend the terms of any sub-advisory agreement for the Funds without
  shareholder approval                                                                                       All Funds

PROPOSAL 7

To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants for the fiscal
  year ending May 31, 1999; and                                                                              Trust Vote

PROPOSAL 8
                                                                                                             Such Funds
To transact such other business as may properly come before the Meeting                                      as Necessary

    A Quorum of the shares of the Trusts and the Funds, with exception of the Reserve California Tax-Exempt Fund, was present at the Meeting.

    The results of the proxy solicitation as to the Trusts and "Single State" Tax-Exempt Funds, with the exception of the California Tax-Exempt Fund, on the above matters were as follows:

      Board of Trustees                                                                    VOTES WITHHELD/
(1)   Reserve Tax-Exempt Trust                 VOTES FOR            VOTES AGAINST          BROKER NON-VOTES        ABSTENTIONS
                                             -------------          -------------          ----------------        -----------
      Bruce R. Bent                            319,777,868                --                     41,542,335             --
      Edwin Ehlert, Jr.                        319,681,769                --                     41,638,434             --
      Henri Emmet                              320,006,295                --                     41,313,908             --
      Donald Harrington                        319,478,161                --                     41,842,042             --
      Bruce R. Bent II                         319,816,779                --                     41,503,424             --
      William Viklund                          320,076,613                --                     41,243,590             --
      Vincent Mattone                          320,086,191                --                     41,234,012             --
      Diana Herrmann                           320,086,191                --                     41,234,012             --
      Richard Bassuk                           320,086,270                --                     41,233,933             --

                                                                                           VOTES WITHHELD/
      Reserve NY Tax-Exempt Trust              VOTES FOR            VOTES AGAINST          BROKER NON-VOTES        ABSTENTIONS
                                             -------------          -------------          ----------------        -----------
      Bruce R. Bent                             90,837,234                --                     11,168,246             --
      Edwin Ehlert, Jr.                         90,836,085                --                     11,169,395             --
      Henri Emmet                               90,832,448                --                     11,173,032             --
      Donald Harrington                         90,892,385                --                     11,113,095             --
      Bruce R. Bent II                          90,811,258                --                     11,194,222             --
      William Viklund                           90,837,034                --                     11,168,446             --
      Vincent Mattone                           90,823,666                --                     11,181,814             --
      Diana Herrmann                            90,898,328                --                     11,107,152             --
      Richard Bassuk                            90,837,324                --                     11,168,156             --

                                                                                           VOTES WITHHELD/
(2)   Investment Management                    VOTES FOR            VOTES AGAINST          BROKER NON-VOTES        ABSTENTIONS
      Agreement                              -------------          -------------          ----------------        -----------
      New York Tax-Exempt                       87,546,233              4,677,436                 --                 9,781,810
      Connecticut Tax-Exempt                    21,804,925              1,309,200                 --                 5,069,770
      Florida Tax-Exempt                         7,879,620                434,940                 --                 2,715,206
      Massachusetts Tax-Exempt                  15,373,663              1,291,538                 --                 2,014,004
      New Jersey Tax-Exempt                     22,560,045              1,644,715                 --                 2,497,164
      Pennsylvania Tax-Exempt                   17,252,873                475,311                 --                17,728,184

                                                                                           VOTES WITHHELD/
(3)   Multiple Classes                         VOTES FOR            VOTES AGAINST          BROKER NON-VOTES        ABSTENTIONS
                                             -------------          -------------          ----------------        -----------
      Reserve Tax-Exempt Trust                 313,266,028             17,144,286                 --                36,677,907
      Reserve New York Tax-Exempt Trust         86,831,700              5,596,704                 --                 9,577,075

                                                                                           VOTES WITHHELD/
(4)                                            VOTES FOR            VOTES AGAINST          BROKER NON-VOTES        ABSTENTIONS
                                             -------------          -------------          ----------------        -----------
(A)   Pricing Securities
      Reserve Tax-Exempt Trust                 305,813,404             18,076,660                 --                37,430,132
      Reserve New York Tax-Exempt Trust         86,317,328              5,612,617                 --                10,075,534

                                                                                           VOTES WITHHELD/
                                               VOTES FOR            VOTES AGAINST          BROKER NON-VOTES        ABSTENTIONS
                                             -------------          -------------          ----------------        -----------
(B)   Non-material amendments
      Reserve Tax-Exempt Trust                 307,125,146             17,340,679                    --             36,854,371
      Reserve New York Tax-Exempt Trust         87,344,332              4,489,482                    --             10,171,664

(C)   Vote portfolio securities
      Reserve Tax-Exempt Trust                 308,392,525             14,724,613                    --             38,203,060
      Reserve New York Tax-Exempt Trust         86,889,797              5,009,752                    --             10,105,930

(D)   Termination or Reorganization
      Reserve Tax-Exempt Trust                 307,039,997             16,546,710                    --             37,733,490
      Reserve New York Tax-Exempt Trust         87,051,833              4,800,969                    --             10,152,677

(E)   Senior securities
      New York Tax-Exempt                       86,451,131              5,572,556                    --              9,981,791
      Connecticut Tax-Exempt                    21,590,697              1,345,865                    --              5,247,333
      Florida Tax-Exempt                         7,835,909                473,905                    --              2,719,953
      Massachusetts Tax-Exempt                  15,195,684              1,439,895                    --              2,043,626
      New Jersey Tax-Exempt                     21,998,273              1,802,806                    --              2,900,845
      Pennsylvania Tax-Exempt                   17,233,803                 19,070                    --                475,311

(F)   Underwriting
      New York Tax-Exempt                       87,426,909              4,338,152                    --             10,240,418
      Connecticut Tax-Exempt                    21,589,154              1,335,568                    --              5,259,173
      Florida Tax-Exempt                         7,824,785                485,028                    --              2,719,953
      Massachusetts Tax-Exempt                  15,218,981              1,407,566                    --              2,052,658
      New Jersey Tax-Exempt                     22,082,365              1,688,997                    --              2,930,562
      Pennsylvania Tax-Exempt                   17,252,639                    233                    --                475,311

(G)   Control of portfolio companies
      New York Tax-Exempt                       87,735,894              4,784,052                    --              9,485,532
      Connecticut Tax-Exempt                    21,216,574              1,360,079                    --              5,607,243
      Florida Tax-Exempt                         7,836,019                462,237                    --              2,731,510
      Massachusetts Tax-Exempt                  15,168,416              1,418,058                    --              2,092,732
      New Jersey Tax-Exempt                     22,040,189              1,761,537                    --              2,900,198
      Pennsylvania Tax-Exempt                   16,297,244                936,792                    --                494,147

(H)   Portfolio transactions
      New York Tax-Exempt                       87,588,544              4,827,184                    --              9,589,751
      Connecticut Tax-Exempt                    22,255,157                286,883                    --              5,641,854
      Florida Tax-Exempt                         7,831,413                478,401                    --              2,719,953
      Massachusetts Tax-Exempt                  15,402,392              1,256,735                    --              2,020,079
      New Jersey Tax-Exempt                     22,033,251              1,739,514                    --              2,929,158
      Pennsylvania Tax-Exempt                   17,252,639                    233                    --                475,311

(I)   Investing in investment companies
      New York Tax-Exempt                       87,597,534              4,996,429                    --              9,411,516
      Connecticut Tax-Exempt                    22,303,382                256,770                    --              5,623,744
      Florida Tax-Exempt                         7,827,059                482,754                    --              2,719,953
      Massachusetts Tax-Exempt                  15,329,389              1,329,738                    --              2,020,079
      New Jersey Tax-Exempt                     22,188,840              1,668,995                    --              2,844,089
      Pennsylvania Tax-Exempt                   16,316,080                936,792                    --                475,311

(J)   By-Law amendments
      Reserve Tax-Exempt Trust                 308,502,924             15,675,265                    --             37,142,008
      Reserve New York Tax-Exempt Trust         87,470,652              5,269,738                    --              9,265,088

                                                                                           VOTES WITHHOLD/
(5)   Master Fund/Feeder Fund                  VOTES FOR            VOTES AGAINST          BROKER NON-VOTES        ABSTENTIONS
                                             -------------          -------------          ----------------        -----------
      New York Tax-Exempt                       87,957,501              4,905,980                  --                9,141,997
      Connecticut Tax-Exempt                    21,512,476              1,390,113                  --                5,281,306
      Florida Tax-Exempt                         8,041,624                268,190                  --                2,719,953
      Massachusetts Tax-Exempt                  15,252,268              1,413,700                  --                2,013,237
      New Jersey Tax-Exempt                     22,410,130              1,600,820                  --                2,690,974
      Pennsylvania Tax-Exempt                   17,252,639                    233                  --                  475,311

                                                                                           VOTES WITHHOLD/
(6)   Trustee Authorization                    VOTES FOR            VOTES AGAINST          BROKER NON-VOTES        ABSTENTIONS
                                             -------------          -------------          ----------------        -----------
      New York Tax-Exempt                       87,911,306              5,307,094                  --                8,787,079
      Connecticut Tax-Exempt                    21,713,811              1,427,913                  --                5,042,171
      Florida Tax-Exempt                         8,050,917                258,896                  --                2,719,953
      Massachusetts Tax-Exempt                  15,408,976              1,256,994                  --                2,013,236
      New Jersey Tax-Exempt                     22,370,856              1,772,037                  --                2,559,031
      Pennsylvania Tax-Exempt                   16,316,314                936,558                  --                  475,311

                                                                                           VOTES WITHHOLD/
(7)   PricewaterhouseCoopers LLP               VOTES FOR            VOTES AGAINST          BROKER NON-VOTES        ABSTENTIONS
                                             -------------          -------------          ----------------        -----------
      Reserve Tax-Exempt Trust                 320,959,901              6,815,617                                   33,544,679
      Reserve New York Tax-Exempt Trust         90,587,061              2,381,548                  --                9,036,870

Due to an absence of a quorum of the Reserve California Tax-Exempt Fund ("Fund"), the Chairman adjourned the Meeting with respect to this Fund until March 1, 1999. For the same reason, the Chairman subsequently adjourned the Meeting to March 5, 1999; March 15, 1999; June 1, 1999 and June 17, 1999. At June 17, 1999 Meeting, the Chairman announced that the Fund failed to reach quorum and proposals 2, 4e, 4f, 4g, 4h, 4i, 5 and 6 with respect to California Tax-Exempt Fund failed. As such, the proxy solicitation was closed as to the Fund and the Trust was closed.

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